Benefit Plans (Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 222,106	¥ 191,200
Projected benefit obligation	222,106	34,153
Accumulated benefit obligation	222,106	34,153
Fair value of plan assets	202,368	29,463
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	53,473	59,558
Projected benefit obligation	40,278	61,990
Accumulated benefit obligation	38,035	59,558
Fair value of plan assets	¥ 16,122	¥ 36,049